Contract Liabilities - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 935,462	$ 144,556	¥ 436,622
Current	868,193	134,161	382,809
Non-current	67,269	10,395	53,813
Unfulfilled service-type maintenance services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	179,723	27,773	181,139
Advance from customer [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 755,739	$ 116,783	¥ 255,483